Supplement to the May 1, 2006 Prospectus, as supplemented,
                      for the following products:
                      Spinnaker Variable Annuity
                   Spinnaker Advisor Variable Annuity
                   Spinnaker Choice Variable Annuity

                   Supplement dated January 17, 2007



Effective January 13, 2007, ING VP Natural Resources Trust merged into ING Global Resources Portfolio - Class S. Accordingly, any reference to ING VP Natural Resources Trust in this prospectus is replaced with ING Global Resources Portfolio - Class S.

   The following Portfolio Operating Expenses replaces the Portfolio Operating Expense information for ING Natural Resources Trust found in the Prospectus.

-------------------------------------------------------------------------------------------------------------
									                         Net Total
									                           Annual
                                          			    Total		         Portfolio
                    			  Distribution             Annual	Contractual      Operating
				Management  Service       Other    Portfolio	Expense Waiver	  Expenses
         			 Fees     (12b-1) Fees	 Expenses  Operating  	     or  	(After any
                                          			   Expenses	Reimbursement	reimbursement
									          		 and waiver
									        		 agreements)
--------------------------------------------------------------------------------------------------------------
ING Global Resources Portfolio - 0.65% 	    0.25%    	0.00	    0.90%	--		0.90%
Class S (1)(2)

(1) This Portfolio is only available if you have been continuously invested since April 28, 2005.

(2) The expenses shown are as of June 30, 2006 (unaudited).

The following information replaces the ING VP Natural Resources Trust in the Table of Variable
Investment Options.

--------------------------------------------------------------------------------------------------------------
                      THE FOLLOWING PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE BEEN
                         CONTINUOUSLY INVESTED IN THEM SINCE APRIL 28, 2005
--------------------------------------------------------------------------------------------------------------
PORTFOLIO NAME				INVESTMENT OBJECTIVE			INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------
ING INVESTORS TRUST
--------------------------------------------------------------------------------------------------------------
ING Global Resources Portfolio - 	The Portfolio seeks long-term  		Directed Services, Inc.
Class S	        			capital appreciation.			Sub-Advised by ING Investment
										Management, Co.
--------------------------------------------------------------------------------------------------------------

